HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.4%
	AEROSPACE & DEFENSE - 0.4%
3,030	Mercury Systems, Inc.(a)	$239,097

	APPAREL & TEXTILE PRODUCTS - 0.6%
17,335	Levi Strauss & Company, Class A	386,224

	ASSET MANAGEMENT - 1.9%
16,645	Cohen & Steers, Inc.	1,169,977

	AUTOMOTIVE - 3.8%
2,775	Dorman Products, Inc.(a)	312,215
37,335	Gentex Corporation	862,812
9,390	Lear Corporation	1,193,750
		2,368,777
	BANKING - 16.4%
37,220	Columbia Banking System, Inc.	1,101,712
46,170	First Community Corporation	1,367,093
11,370	First Financial Bancorp	344,284
14,125	Hancock Whitney Corporation	953,579
33,285	Old Second Bancorp, Inc.	686,004
10,890	Pinnacle Financial Partners, Inc.	1,077,457
21,215	Prosperity Bancshares, Inc.	1,477,624
35,455	Provident Financial Services, Inc.	804,119
11,655	SouthState Bank Corporation	1,138,344
8,000	Wintrust Financial Corporation	1,204,560
		10,154,776
	CHEMICALS - 1.2%
5,355	Quaker Chemical Corporation	727,691

	CONSTRUCTION MATERIALS - 1.8%
6,000	Simpson Manufacturing Company, Inc.	1,144,380

	E-COMMERCE DISCRETIONARY - 0.9%
8,740	Etsy, Inc.(a)	562,332

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	ELECTRIC UTILITIES - 2.7%
22,110	Black Hills Corporation	$1,664,662

	ELECTRICAL EQUIPMENT - 4.8%
4,510	Generac Holdings, Inc.(a)	1,169,127
4,525	Littelfuse, Inc.	1,828,870
		2,997,997
	FOOD - 2.5%
19,010	John B Sanfilippo & Son, Inc.	1,554,828

	GAS & WATER UTILITIES - 1.4%
11,641	American States Water Company	876,451

	HEALTH CARE FACILITIES & SERVICES - 2.3%
735	Chemed Corporation	312,360
5,895	Ensign Group, Inc. (The)	1,100,538
		1,412,898
	HOME CONSTRUCTION - 3.2%
3,070	Armstrong World Industries, Inc.	523,097
2,380	Cavco Industries, Inc.(a)	1,206,660
3,670	Meritage Homes Corporation	247,138
		1,976,895
	HOUSEHOLD PRODUCTS - 1.6%
47,610	Reynolds Consumer Products, Inc.	998,382

	INDUSTRIAL REIT - 1.1%
11,460	First Industrial Realty Trust, Inc.	710,635

	INDUSTRIAL SUPPORT SERVICES - 0.5%
6,505	Core & Main, Inc., Class A(a)	327,657

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
23,005	Lazard, Inc.	1,115,743

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	INSURANCE - 4.5%
13,630	Axis Capital Holdings Ltd.	$1,368,588
7,580	Hanover Insurance Group, Inc. (The)	1,422,690
		2,791,278
	INTERNET MEDIA & SERVICES - 2.0%
33,820	Match Group, Inc.	1,265,544

	MACHINERY - 7.8%
19,095	Cactus, Inc., Class A	1,063,973
16,795	Crane NXT Company	750,401
11,830	ESAB Corporation	1,162,534
6,478	Middleby Corporation (The)(a)	909,252
5,780	MSA Safety, Inc.	961,734
		4,847,894
	MEDICAL EQUIPMENT & DEVICES - 5.7%
11,350	Globus Medical, Inc., Class A(a)	1,023,544
13,705	Haemonetics Corporation(a)	823,533
18,215	Omnicell, Inc.(a)	754,465
7,690	Teleflex, Inc.	952,868
		3,554,410
	OIL & GAS PRODUCERS - 5.7%
5,058	Chord Energy Corporation	736,445
42,905	Magnolia Oil & Gas Corporation, Class A	1,297,447
24,105	Matador Resources Company	1,529,221
		3,563,113
	REAL ESTATE SERVICES - 2.0%
2,135	Jones Lang LaSalle, Inc.(a)	679,208
21,170	Marcus & Millichap, Inc.	588,314
		1,267,522
	RESIDENTIAL REIT - 2.9%
27,900	Independence Realty Trust, Inc.	455,049
84,045	UMH Properties, Inc.	1,306,899
		1,761,948

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	RETAIL - DISCRETIONARY - 0.6%
6,425	Academy Sports & Outdoors, Inc.	$352,347

	SEMICONDUCTORS - 4.8%
1,150	Coherent Corporation(a)	367,667
8,620	Tower Semiconductor Ltd.(a)	1,905,451
26,495	Vishay Intertechnology, Inc.	767,560
		3,040,678
	SOFTWARE - 0.8%
10,530	Ziff Davis, Inc.(a)	481,853

	TECHNOLOGY HARDWARE - 0.9%
8,365	Dolby Laboratories, Inc., Class A	536,531

	TECHNOLOGY SERVICES - 4.1%
2,790	FactSet Research Systems, Inc.	634,948
7,250	MarketAxess Holdings, Inc.	1,139,628
4,540	Morningstar, Inc.	765,943
		2,540,519
	TRANSPORTATION & LOGISTICS - 1.7%
10,265	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	1,088,193

	TOTAL COMMON STOCKS (Cost $44,194,222)	57,481,232

	SHORT-TERM INVESTMENT — 7.6%
	MONEY MARKET FUND - 7.6%
4,715,038	First American Treasury Obligations Fund, Class X, 3.58%(b)	4,715,038
	(Cost $4,715,038)

	TOTAL INVESTMENTS - 100.0% (Cost $48,909,260)	$62,196,270
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	3,499
	NET ASSETS - 100.0%	$62,199,769

HUNTER SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) April 30, 2026

ADR	- American Depositary Receipt
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust
S.A.B de C.V.	- Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Rate disclosed is seven day effective yield as of April 30, 2026.
(c)	Percentage rounds to less than 0.1%.